Finance lease receivables	12 Months Ended
Dec. 31, 2019
Leases1 [Abstract]
Finance lease receivables

33	Finance lease receivables
HSBC leases a variety of assets to third parties under finance leases, including transport assets (such as aircraft), property and general plant and machinery. At the end of lease terms, assets may be sold to third parties or leased for further terms. Rentals are calculated to recover the cost of assets less their residual value, and earn finance income.

	2019			2018
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments[1]	Unearned finance income[1]	Present value[1]
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	1,674	(157)	1,517	2,229	(196)	2,033
One to two years	1,634	(155)	1,479	N/A	N/A	N/A
Two to three years	1,889	(151)	1,738	N/A	N/A	N/A
Three to four years	1,704	(136)	1,568	N/A	N/A	N/A
Four to five years	1,558	(132)	1,426	N/A	N/A	N/A
Later than one year and no later than five years	6,785	(574)	6,211	7,420	(628)	6,792
Later than five years	6,136	(614)	5,522	5,032	(619)	4,413
At 31 Dec	14,595	(1,345)	13,250	14,681	(1,443)	13,238

1 The disclosure requirements of IFRS 16 were adopted from 1 January 2019. Comparatives have not been restated.